Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
(9)	Financial Instruments

The estimated fair values of the Company's financial instruments were as follows (in thousands):

	At December 31, 2011		At December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$22,776	$22,776	$14,367	$14,367
Securities held to maturity	100	100	51,057	48,839
Securities available for sale	28,907	28,907	0	0
Loans	89,217	89,069	113,542	113,513
Federal Home Loan Bank stock	2,159	2,159	3,173	3,173
Accrued interest receivable	499	499	644	644

Financial liabilities:
Deposit liabilities	107,895	108,461	148,238	148,929
Federal Home Loan Bank advances	31,700	33,920	31,700	33,425
Junior subordinated debenture	5,155	4,734	5,155	4,740
Off-balance sheet financial instruments	0	0	0	0

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are commitments to extend credit and may involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the consolidated balance sheet. The contract amounts of these instruments reflect the extent of involvement the Company has in these financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance-sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Because some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, upon extension of credit, is based on management's credit evaluation of the counterparty.

As of December 31, 2011, the Company had no commitments to extend credit.